Consolidated Statements of Changes in Equity		Ordinary shares HKD ($) shares		Ordinary shares USD ($) shares		Shares subscription receivables HKD ($) [1]	Shares subscription receivables USD ($) [1]	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Retained earnings HKD ($)	Retained earnings USD ($)	Total SU Group Holdings Limited shareholders’ equity HKD ($)	Total SU Group Holdings Limited shareholders’ equity USD ($)	Non- controlling interest HKD ($)	Non- controlling interest USD ($)	HKD ($)	USD ($)
Balance as of September 30, 2023 (US$) (in Dollars)		$ 119,999	[1]			$ (119,990)				$ 43,473,280		$ 43,473,289		$ 955,867		$ 44,429,156
Balance at Sep. 30, 2020		$ 119,999	[1]			(119,990)				43,473,280		43,473,289		955,867		44,429,156
Balance (in Shares) at Sep. 30, 2020 | shares	[1]	11,999,950		11,999,950
Net income			[1]							5,799,176		5,799,176		222,970		6,022,146
Ordinary shares issued		$ 1	[1]					8,000,000				8,000,001				8,000,001
Ordinary shares issued (in Shares) | shares	[1]	50		50
Dividend distribution			[1]							(16,950,000)		(16,950,000)		(50,000)		(17,000,000)
Balance at Sep. 30, 2021		$ 120,000	[1]			(119,990)		8,000,000		32,322,456		40,322,466		1,128,837		41,451,303
Balance (in Shares) at Sep. 30, 2021 | shares	[1]	12,000,000		12,000,000
Balance as of September 30, 2023 (US$) (in Dollars)		$ 120,000	[1]			(119,990)		8,000,000		32,322,456		40,322,466		1,128,837		41,451,303
Net income			[1]							7,762,677		7,762,677		487,497		8,250,174
Dividend distribution			[1]							(8,000,000)		(8,000,000)		(40,400)		(8,040,400)
Balance at Sep. 30, 2022		$ 120,000	[1]			(119,990)		8,000,000		32,085,133		40,085,143		1,575,934		41,661,077
Balance (in Shares) at Sep. 30, 2022 | shares	[1]	12,000,000		12,000,000
Balance as of September 30, 2023 (US$) (in Dollars)		$ 120,000	[1]			(119,990)		8,000,000		32,085,133		40,085,143		1,575,934		41,661,077
Net income			[1]							9,697,369		9,697,369		105,775		9,803,144	$ 1,252,111
Capital contribution			[1]					4,961,320				4,961,320				4,961,320
Transfer upon acquisition of non-controlling interests			[1]					1,680,709				1,680,709		(1,681,709)		(1,000)
Balance at Sep. 30, 2023		$ 120,000	[1]	$ 15,327	[1]	(119,990)	$ (15,326)	14,642,029	$ 1,870,158	41,782,502	$ 5,322,508	56,424,541	$ 7,206,843			56,424,541	7,206,843
Balance (in Shares) at Sep. 30, 2023 | shares	[1]	12,000,000		12,000,000
Balance as of September 30, 2023 (US$) (in Dollars)		$ 120,000	[1]	$ 15,327	[1]	$ (119,990)	$ (15,326)	$ 14,642,029	$ 1,870,158	$ 41,782,502	$ 5,322,508	$ 56,424,541	$ 7,206,843			$ 56,424,541	$ 7,206,843

[1]	Retrospectively restated for effect of the nominal issuance of shares effected on February 27, 2023 and June 20, 2023 (Note 13).